UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redwood Capital Management, LLC

Address:  910 Sylvan Avenue
          Englewood Cliffs, NJ 07632


13F File Number: 28-11114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jonathan Kolatch
Title:  Managing Member
Phone:  (201) 227-5040


Signature, Place and Date of Signing:

/s/ Jonathan Kolatch          Englewood Cliffs, NJ           November 15, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 25

Form 13F Information Table Value Total: $247,037
                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE
                        Redwood Capital Management, LLC
                               September 30, 2010


COLUMN 1                      COLUMN  2       COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8

                                                           VALUE     SHRS OR SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP       (X$1000)   PRN AMT PRN CALL   DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------               --------------- ------      ---------  -----------------  ----------- --------- -----    ------- -----
AETNA INC NEW                 COM             00817Y108      948      30,000  SH            SOLE      NONE      30,000
AMEDISYS INC                  COM             023436108    2,380     100,000  SH            SOLE      NONE     100,000
ANADARKO PETE CORP            COM             032511107    5,705     100,000  SH            SOLE      NONE     100,000
BAXTER INTL INC               COM             071813109   14,313     300,000  SH            SOLE      NONE     300,000
CHILDRENS PL RETAIL STORES I  COM             168905107   13,812     283,200  SH            SOLE      NONE     283,200
CIGNA CORP                    COM             125509109    5,860     163,785  SH            SOLE      NONE     163,785
COMCAST CORP NEW              CL A            20030N101    3,616     200,000  SH            SOLE      NONE     200,000
GAMESTOP CORP NEW             CL A            36467W109   21,681   1,100,000  SH            SOLE      NONE   1,100,000
GOLDMAN SACHS GROUP INC       COM             38141G104    1,446      10,000  SH            SOLE      NONE      10,000
JPMORGAN CHASE & CO           COM             46625H100   15,224     400,000  SH            SOLE      NONE     400,000
LEAR CORP                     COM NEW         521865204   24,468     310,000  SH            SOLE      NONE     310,000
MDS INC                       COM             55269P302   18,824   1,863,800  SH            SOLE      NONE   1,863,800
MERCER INTL INC               COM             588056101    4,890   1,000,000  SH            SOLE      NONE   1,000,000
NAVISTAR INTL CORP NEW        COM             63934E108   22,344     512,000  SH            SOLE      NONE     512,000
NORTEL INVERSORA S A          SPON ADR PFD B  656567401   10,623     442,435  SH            SOLE      NONE     442,435
PACKAGING CORP AMER           COM             695156109    1,159      50,000  SH            SOLE      NONE      50,000
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF T   780097713   26,200   1,560,000  SH            SOLE      NONE   1,560,000
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF S   780097739   10,295     651,600  SH            SOLE      NONE     651,600
ROYAL BK SCOTLAND GROUP PLC   ADR PREF SHS Q  780097754    6,323     389,800  SH            SOLE      NONE     389,800
SMURFIT-STONE CONTAINER CORP  COM             83272A104    2,164     117,800  SH            SOLE      NONE     117,800
TEMPLE INLAND INC             COM             879868107    4,199     225,000  SH            SOLE      NONE     225,000
TPC GROUP INC                 COM             89236Y104   23,820   1,000,000  SH            SOLE      NONE   1,000,000
WELLPOINT INC                 COM             94973V107    1,699     300,000  SH            SOLE      NONE     300,000
XERIUM TECHNOLOGIES INC       COM NEW         98416J118    1,795     136,180  SH            SOLE      NONE     136,180
XL GROUP PLC                  SHS             G98290102    3,249     150,000  SH            SOLE      NONE     150,000


SK 03207 0004 1143331